Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	Communication Services - 4.7%
70,620	Alphabet, Inc. - Class A (a)	$129,048,163
60,055	Alphabet, Inc. - Class C (a)	110,245,366
643,500	Baidu, Inc. - ADR (a)	151,235,370
977,998	comScore, Inc. (a)	3,119,814
150,000	Electronic Arts, Inc.	21,480,000
105,100	Facebook, Inc. - Class A (a)	27,150,483
551,100	IMAX Corp. (a)	10,415,790
86,000	Live Nation Entertainment, Inc. (a)	5,714,700
15,900	Walt Disney Co. (The) (a)	2,673,903
		461,083,589

	Consumer Discretionary - 13.3%
898,080	Alibaba Group Holding Ltd. - ADR (a)	227,959,646
12,750	Amazon.com, Inc. (a)	40,879,050
45,000	Burlington Stores, Inc. (a)	11,200,500
722,000	Capri Holdings Ltd. (a)	30,078,520
1,074,000	CarMax, Inc. (a)	126,495,720
1,379,146	Carnival Corp.	25,748,656
9,200	Dollar Tree, Inc. (a)	935,272
53,130	DoorDash, Inc. - Class A (a)	10,268,435
191,900	eBay, Inc.	10,844,269
1,603,907	Entain PLC - GBP (a)	27,272,023
1,624,163	iRobot Corp. (a) (b)	195,061,976
701,998	L Brands, Inc.	28,613,438
80,200	Las Vegas Sands Corp.	3,856,818
52,000	Marriott International, Inc. - Class A	6,048,120
4,082,140	Mattel, Inc. (a)	73,968,377
635,700	MGM Resorts International	18,155,592
771,800	Norwegian Cruise Line Holdings Ltd. (a)	17,481,270
113,500	Ross Stores, Inc.	12,631,415
712,071	Royal Caribbean Cruises Ltd.	46,284,615
1,544,784	Sony Corp. - ADR	147,851,277
273,800	Tesla, Inc. (a)	217,268,514
228,700	TJX Cos., Inc. (The)	14,645,948
		1,293,549,451

	Consumer Staples - 0.1%
156,900	Altria Group, Inc.	6,445,452
3,000	Beyond Meat, Inc. (a)	534,240
116,400	BJ’s Wholesale Club Holdings, Inc. (a)	4,896,948
6,990	Mission Produce, Inc. (a)	134,418
		12,011,058

	Energy - 1.6%
883,000	Cabot Oil & Gas Corp.	16,185,390
143,900	EOG Resources, Inc.	7,333,144
645,221	Hess Corp.	34,829,030
563,400	Pioneer Natural Resources Co.	68,115,060
2,090,000	Southwestern Energy Co. (a)	7,879,300
6,743,804	Transocean Ltd. (a)	22,659,181
		157,001,105

	Financials - 7.6%
1,385,000	Bank of America Corp.	41,065,250
1,608,623	Charles Schwab Corp. (The)	82,908,430
528,400	Citigroup, Inc.	30,641,916
55,400	CME Group, Inc. - Class A	10,068,396
819,730	Discover Financial Services	68,480,244
302,000	JPMorgan Chase & Co.	38,858,340
3,886,085	Morgan Stanley	260,561,999
485,000	Northern Trust Corp.	43,257,150
79,670	Progressive Corp. (The)	6,946,427
788,900	Raymond James Financial, Inc.	78,834,777
2,709,800	Wells Fargo & Co.	80,968,824
		742,591,753

	Health Care - 32.5%
322,418	Abbott Laboratories	39,847,640
882,600	ABIOMED, Inc. (a)	307,365,450
1,077,000	Accuray, Inc. (a)	5,320,380
226,300	Agilent Technologies, Inc.	27,194,471
63,060	Alcon, Inc. (a)	4,522,032
594,000	Alkermes PLC (a)	12,468,060
820,700	Amgen, Inc.	198,141,601
138,800	Arena Pharmaceuticals, Inc. (a)	10,304,512
2,888,300	AstraZeneca PLC - ADR	146,147,980
624,500	BeiGene Ltd. - ADR (a)	199,840,000
2,409,400	BeiGene Ltd. - HKD (a)	59,075,477
891,650	Biogen, Inc. (a)	251,989,206
1,846,156	BioMarin Pharmaceutical, Inc. (a)	152,824,794
890,700	Boston Scientific Corp. (a)	31,566,408
1,363,400	Bristol-Myers Squibb Co.	83,753,662
330,000	CVS Health Corp.	23,644,500
2,036,471	Elanco Animal Health, Inc. (a)	59,118,753
1,824,578	Eli Lilly & Co.	379,457,487
4,691,443	Epizyme, Inc. (a)	51,371,301
1,495,800	FibroGen, Inc. (a)	72,067,644
53,800	Guardant Health, Inc. (a)	8,365,900
170,400	Illumina, Inc. (a)	72,665,376
752,109	Insulet Corp. (a)	200,948,483
30,860	IQVIA Holdings, Inc. (a)	5,486,908
740,100	LivaNova PLC (a)	46,552,290
132,900	Merck & Co., Inc.	10,242,603
5,811,956	Nektar Therapeutics (a)	114,495,533
1,115,136	Novartis AG - ADR	100,886,354
87,700	NuVasive, Inc. (a)	4,712,998
434,800	OraSure Technologies, Inc. (a)	6,622,004
203,500	PerkinElmer, Inc.	29,928,745
236,000	QIAGEN N.V. - EUR (a)	12,793,369
600,000	Rhythm Pharmaceuticals, Inc. (a)	18,414,000
132,697	Roche Holding AG - CHF	45,756,816

1,125,470	Seagen, Inc. (a)	184,880,957
85,600	Siemens Healthineers AG - EUR	4,807,553
212,500	Thermo Fisher Scientific, Inc.	108,311,250
560,200	Xencor, Inc. (a)	25,629,150
272,300	Zimmer Biomet Holdings, Inc.	41,844,341
		3,159,365,988

	Industrials - 12.2%
4,458,122	AECOM (a)	223,351,912
436,104	Airbus SE - EUR (a)	44,032,199
3,531,801	American Airlines Group, Inc.	60,641,023
150,000	Carrier Global Corp.	5,775,000
280,000	Colfax Corp. (a)	10,393,600
448,300	Curtiss-Wright Corp.	46,529,057
1,307,700	Delta Air Lines, Inc.	49,640,292
208,300	FedEx Corp.	49,021,322
219,800	General Dynamics Corp.	32,240,264
92,900	IDEX Corp.	17,297,051
1,105,994	Jacobs Engineering Group, Inc.	111,661,154
1,879,950	JetBlue Airways Corp. (a)	26,958,483
389,101	Lyft, Inc. - Class A (a)	17,299,431
45,000	Old Dominion Freight Line, Inc.	8,730,000
1,209,740	Siemens AG - EUR	187,825,851
3,224,400	Southwest Airlines Co.	141,680,136
620,400	Textron, Inc.	28,079,304
8,250	TransDigm Group, Inc. (a)	4,564,560
140,200	Uber Technologies, Inc. (a)	7,140,386
47,100	Union Pacific Corp.	9,300,837
2,485,700	United Airlines Holdings, Inc. (a)	99,403,143
		1,181,565,005

	Information Technology - 25.7%
243,200	Adobe, Inc. (a)	111,572,864
743,700	Altair Engineering, Inc. - Class A (a)	41,595,141
399,600	Analog Devices, Inc.	58,873,068
453,100	Applied Materials, Inc.	43,805,708
84,100	ASML Holding N.V. - ADR	44,922,856
7,384,333	BlackBerry Ltd. (a)	104,119,095
47,500	Cerence, Inc. (a)	5,315,725
1,027,400	Cisco Systems, Inc.	45,801,492
418,100	Cree, Inc. (a)	42,261,548
55,400	Dell Technologies, Inc. - Class C (a)	4,038,106
791,300	Descartes Systems Group, Inc. (The) (a)	48,316,778
8,827,829	Flex Ltd. (a)	155,722,904
439,918	FormFactor, Inc. (a)	17,979,449
4,415,600	Hewlett Packard Enterprise Co.	54,488,504
942,436	HP, Inc.	22,938,892
1,289,000	Intel Corp.	71,552,390
36,000	Intuit, Inc.	13,004,280
700,000	Jabil, Inc.	28,959,000
239,550	Keysight Technologies, Inc. (a)	33,917,884
475,504	KLA Corp.	133,174,405
5,744,200	L.M. Ericsson Telephone Co. - ADR	71,630,174
647,000	MaxLinear, Inc. (a)	20,309,330
3,549,500	Micron Technology, Inc. (a)	277,819,365
686,500	Microsoft Corp.	159,240,540
1,630,211	NetApp, Inc.	108,311,219
563,300	Nokia Corp. - ADR (a)	2,568,648

879,000	Nuance Communications, Inc. (a)	40,029,660
562,800	Nutanix, Inc. - Class A (a)	17,176,656
85,700	NVIDIA Corp.	44,528,863
385,000	Oracle Corp.	23,265,550
18,800	Palo Alto Networks, Inc. (a)	6,594,100
25,600	PayPal Holdings, Inc. (a)	5,998,336
584,600	QUALCOMM, Inc.	91,361,288
20,900	RingCentral, Inc. - Class A (a)	7,794,028
787,100	Splunk, Inc. (a)	129,895,113
2,642,999	Stratasys Ltd. (a)	109,710,888
162,200	Teradyne, Inc.	18,406,456
728,595	Texas Instruments, Inc.	120,720,906
504,000	Trimble, Inc. (a)	33,218,640
340,666	Universal Display Corp.	78,632,526
205,200	Visa, Inc. - Class A	39,654,900
90,000	VMware, Inc. - Class A (a)	12,406,500
27,390	Western Digital Corp.	1,545,618
		2,503,179,393

	Materials - 0.6%
344,400	Albemarle Corp.	56,020,104

	TOTAL COMMON STOCKS
	(Cost $4,477,884,979)	$9,566,367,446

Shares		Value
	SHORT-TERM INVESTMENTS - 1.8%
171,094,905	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (c)	$171,094,905
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $171,094,905)	171,094,905
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,648,979,884) - 100.1%	9,737,462,351
	Liabilities in Excess of Other Assets - (0.1)%	(6,817,524)
	TOTAL NET ASSETS - 100.0%	$9,730,644,827

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.
Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.
Valuation Measurements
The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.  “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.
Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2021. These assets are measured on a recurring basis.
		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$9,566,367,446	$-	$-	$9,566,367,446
	Short-Term Investments	171,094,905	-	-	171,094,905
	Total Investments in Securities	$9,737,462,351	$-	$-	$9,737,462,351

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2020	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2021
iRobot Corp.	$149,050,396	$-	$20,947,800	$-	$4,792,472	$62,166,908	$195,061,976
Stratasys Ltd.(1)	35,860,667	-	2,946,425	-	(683,235)	77,479,881	N/A
Total	$184,911,063	$-	$23,894,225	$-	$4,109,237	$139,646,789	$195,061,976

(1) No longer an affiliate as of January 31, 2021.